Schedule of Convertible and Unsecured Convertible Debentures Table (Details) - CAD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Opening balance at December 31, 2024	$ 2,645,502	$ 5,069,589
Fair Value		335,063
Amortization of OID		1,002,561
Conversion		(800,000)
Accretion		422,853
Settlement		(3,384,564)
Closing balance, as at December 31, 2025		2,645,502
Closing balance, as at March 31, 2026	2,645,502
Convertible Debentures [Member]
IfrsStatementLineItems [Line Items]
Opening balance at December 31, 2024		2,424,087
Fair Value		335,063
Amortization of OID		1,002,561
Conversion		(800,000)
Accretion		422,853
Settlement		(3,384,564)
Closing balance, as at December 31, 2025
Closing balance, as at March 31, 2026
Unsecured Convertible Debentures [Member]
IfrsStatementLineItems [Line Items]
Opening balance at December 31, 2024	2,645,502	2,645,502
Fair Value
Amortization of OID
Conversion
Accretion
Settlement
Closing balance, as at December 31, 2025		$ 2,645,502
Closing balance, as at March 31, 2026	$ 2,645,502